Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) - Previously Reported [Member] - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Current assets
Prepayments and other assets	$ 95,700	$ 151,258
Marketing and Promotion [Member]
Current assets
Prepayments and other assets	16,070	3,787
Advance for Equipment [Member]
Current assets
Prepayments and other assets	19,838	34,503
Prepaid Expenses [Member]
Current assets
Prepayments and other assets	59,792	33,088
Advance Payments to Vendors for Supply of Raw Materials [Member]
Current assets
Prepayments and other assets		$ 79,880